Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ 3,382	[1]	$ 2,755
Change in Scope (see note A.1.2.)			727
Additions	823		787
Impairments/reversal of impairment, net	0		(4)
Disposals, net	(29)		(14)
Depreciation charge	(840)		(739)
Asset retirement obligations	18		32
Transfers	(21)		(28)
Transfers from/(to) assets held for sale	(166)
Exchange rate movements	(178)		(133)
Closing balance, net	2,989		3,382	[1]
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	9,683
Closing balance, net	9,183		9,683
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(6,301)
Closing balance, net	(6,194)		(6,301)
Networks (including civil works)
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	2,691		2,175
Change in Scope (see note A.1.2.)			657
Additions	157		30
Impairments/reversal of impairment, net	0		0
Disposals, net	(16)		(10)
Depreciation charge	(791)		(651)
Asset retirement obligations	17		31
Transfers	577		572
Transfers from/(to) assets held for sale	(141)
Exchange rate movements	(153)		(114)
Closing balance, net	2,340		2,691
Networks (including civil works) | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	8,512
Closing balance, net	8,071		8,512
Networks (including civil works) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(5,821)
Closing balance, net	(5,731)		(5,821)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	200		185
Change in Scope (see note A.1.2.)			35
Additions	3		0
Impairments/reversal of impairment, net	0		0
Disposals, net	(5)		0
Depreciation charge	(21)		(16)
Asset retirement obligations	0		1
Transfers	22		5
Transfers from/(to) assets held for sale	(6)
Exchange rate movements	(12)		(10)
Closing balance, net	180		200
Land and Buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	358
Closing balance, net	348		358
Land and Buildings | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(158)
Closing balance, net	(168)		(158)
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	428		308
Change in Scope (see note A.1.2.)			29
Additions	655		752
Impairments/reversal of impairment, net	0		(3)
Disposals, net	(8)		(4)
Depreciation charge	0		0
Asset retirement obligations	0		0
Transfers	(632)		(646)
Transfers from/(to) assets held for sale	(13)
Exchange rate movements	(11)		(7)
Closing balance, net	418		428
Construction in Progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	428
Closing balance, net	418		428
Construction in Progress | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0		0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	63		87
Change in Scope (see note A.1.2.)			6
Additions	9		4
Impairments/reversal of impairment, net	1		(1)
Disposals, net	0		0
Depreciation charge	(28)		(73)
Asset retirement obligations	0		0
Transfers	12		41
Transfers from/(to) assets held for sale	(6)
Exchange rate movements	(2)		(2)
Closing balance, net	50		63
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	385
Closing balance, net	345		385
Other | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(322)
Closing balance, net	$ (296)		$ (322)

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.